SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings (loss) per share (Details)			12 Months Ended
		May 01, 2024	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2022 CNY (¥) ¥ / shares shares		Jun. 30, 2024 USD ($)
Numerator:
Net income (loss) attributable to Recon Technology, Ltd			¥ (49,871,259)	$ (6,862,512)	¥ (59,167,301)		¥ 95,586,795
Denominator:
Weighted-average number of ordinary shares outstanding - basic	[1]		5,048,952	5,048,952	2,157,158		1,721,529
Outstanding options/warrants/convertible notes			¥ 52,407		¥ 1,115,088		¥ 585,357		$ 52,407
Weighted-average number of ordinary shares outstanding - diluted			5,048,952	5,048,952	2,157,158		1,721,529
Earnings (loss) per share - basic | (per share)			¥ (9.88)	$ (1.36)	¥ (27.43)	[1]	¥ 55.52	[1]
Earnings (loss) per share - diluted | (per share)			¥ (9.88)	$ (1.36)	¥ (27.43)		¥ 55.52
Reverse stock split		0.056	0.2	0.2
Class A ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic			4,654,508	4,654,508	1,880,065		1,612,427
Reverse stock split		0.056
Class B ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic			394,444	394,444	277,093		109,102
Reverse stock split		0.056
Class B common stock convertible conversion ratio		0.056

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.